Commitments (Tables)	6 Months Ended
Jun. 30, 2026
Commitments [Abstract]
Undiscounted Lease Payments under Operating Leases
The undiscounted lease payments[1] under operating leases to be received after the reporting date are analysed as follows:

USD’000	As at 30 June 2026
Less than one year	54,815
One to two years	11,339
Two to five years	16,575
82,729

The undiscounted lease payments[2] under these operating leases, to be paid after the reporting date, are as follows:

USD’000	As at 30 June 2026
Less than one year	170,986
One to two years	90,911
Two to five years	11,940
273,837
[1] Excluding variable lease payments.
[2] Based on firm charter period and does not include optional periods exercisable by Hafnia.

Payments of Newbuild Contracts
The Group has entered into construction contracts for ten MR newbuilds. The contracted payments to be made after the reporting date, are as follows:

USD’000	As at 30 June 2026
Less than one year	151,080
One to two years	102,070
Two to five years	250,450
503,600